INVENTORIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Inventories [Abstract]
Amount of inventories recognized as an expense	$ 1,910.6	$ 1,677.3
Disclosure of operating segments [line items]
Amount of inventories recognized as an expense	1,910.6	1,677.3
Write-downs (reversals of write-downs) of inventories	(1.3)
Write-down of inventory to net realizable value	55.2	$ 108.1
Retail product line
Disclosure of operating segments [line items]
Write-down of inventory to net realizable value	4.2
Personal protective equipment
Disclosure of operating segments [line items]
Write-down of inventory to net realizable value	$ 6.2